Acquisition of EMI Solutions (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Acquisition of EMI Solutions [Line Items]
Consideration acquisition shares (in Shares) | shares	964,912
Cash	$ 2,200	$ 450
Consideration paid	155
Remainder payable quarterly installment	$ 174
Price per share (in Dollars per share) | $ / shares	$ 6.84
Common stock value
Permanent equity, carrying value	$ 8,856
Measurement Input, Price Volatility [Member]
Acquisition of EMI Solutions [Line Items]
Measurement inputs	55
Measurement Input, Expected Dividend Rate [Member]
Acquisition of EMI Solutions [Line Items]
Measurement inputs	0
Measurement Input, Risk Free Interest Rate [Member]
Acquisition of EMI Solutions [Line Items]
Measurement inputs	4.5
Measurement Input, Expected Term [Member]
Acquisition of EMI Solutions [Line Items]
Measurement inputs	2
Common Stock [Member]
Acquisition of EMI Solutions [Line Items]
Consideration acquisition shares (in Shares) | shares	964,912
Repurchase shares of common stock (in Shares) | shares	964,912
Legacy Mobix [Member]
Acquisition of EMI Solutions [Line Items]
Common stock value	$ 8,856
Series of Individually Immaterial Business Acquisitions [Member]
Acquisition of EMI Solutions [Line Items]
Estimated fair value	8,856
Acquisition payable	$ 1,000